Summary of Performance Rights Held (Details) - Director [Member]	12 Months Ended
Jun. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Performance Rights Held, Beginning Balance	500,000
Performance Rights Held, Granted as compensation	1,077,680
Performance Rights Held, Exercised
Performance Rights Held, Lapsed
Performance Rights Held, Forfeited	500,000
Performance Rights Held, Other changes	849,458 [1]
Performance Rights Held, Ending Balance	1,927,138
Performance Rights Held, Vested during the year
Performance Rights Held, Vested and exerciseable

[1]	In order to preserve cash and to reduce debt, the directors agreed to apply unpaid salaries and director’s fees as at 30 June 2022 towards acquiring performance rights. The number of performance rights issued was based upon a price of US$0.61 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 30 June 2022 and a AUD:USD exchange rate of $0.7030; being the 30-day average rate ended 30 June 2022 (published by the Reserve Bank of Australia).